Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Operating Segments [Abstract]
Operating Segments

Note 8. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended March 31,
	2018	2017
Revenues
Vaccines/BioDefense	$809,256	$1,330,884
BioTherapeutics	310,517	-
Total	$1,119,773	$1,330,884

Income/(Loss) from Operations
Vaccines/BioDefense	$(86,205)	$136,600
BioTherapeutics	(1,521,348)	(1,027,555)
Corporate	(786,548)	(847,235)
Total	$(2,394,101)	$(1,738,190)

Amortization and Depreciation Expense
Vaccines/BioDefense	$4,480	$9,769
BioTherapeutics	5,384	9,567
Corporate	1,350	1,714
Total	$11,214	$21,050

Interest Income, Net
Corporate	$16,895	$4,753

Share-Based Compensation
Vaccines/BioDefense	$15,668	$17,998
BioTherapeutics	28,318	49,770
Corporate	63,984	78,859
Total	$107,970	$146,627

	As of March 31, 2018	As of December 31, 2017

Identifiable Assets
Vaccines/BioDefense	$768,868	$906,416
BioTherapeutics	146,404	116,344
Corporate	6,563,527	8,526,891
Total	$7,478,799	$9,549,651

Note 12. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended December 31,
	2017	2016
Revenues
Vaccines/BioDefense	$4,749,294	$10,448,794
BioTherapeutics	683,178	-
Total	$5,432,472	$10,448,794

Income (Loss) from Operations
Vaccines/BioDefense	$232,166	$1,563,884
BioTherapeutics	(4,181,811)	(3,399,933)
Corporate	(3,644,154)	(3,873,533)
Total	$(7,593,799)	$(5,709,582)

Amortization and Depreciation Expense
Vaccines/BioDefense	$33,183	$40,186
BioTherapeutics	30,614	41,395
Corporate	4,766	8,347
Total	$68,563	$89,928

Other Income, Net
Corporate	$29,906	$1,934,056

Share-Based Compensation
Vaccines/BioDefense	$76,625	$99,410
BioTherapeutics	137,319	131,163
Corporate	275,843	344,404
Total	$489,787	$574,977

	As of December 31,
	2017	2016

Identifiable Assets
Vaccines/BioDefense	$906,416	$1,297,986
BioTherapeutics	116,344	49,422
Corporate	8,526,891	8,919,698
Total	$9,549,651	$10,267,105